Expense Example {- Fidelity® SAI Small-Mid Cap 500 Index Fund} - 07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-08 - Fidelity® SAI Small-Mid Cap 500 Index Fund - Fidelity SAI Small-Mid Cap 500 Index Fund-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 5
3 years	31
5 years	62
10 years	$ 156